Investment Objectives and Goals - Allspring Taxable Fixed Income Funds (Classes A, C, R6, Administrator & Institutional) - Allspring Core Bond Fund	Apr. 30, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return, consisting of income and capital appreciation.